REPORTING ENTITY	12 Months Ended
Dec. 31, 2020
REPORTING ENTITY
REPORTING ENTITY

1.    REPORTING ENTITY

GFL Environmental Holdings Inc. (old) (the "Predecessor") was incorporated on October 30, 2014 under the laws of the Province of Ontario. The Predecessor consisted of GFL Environmental Holdings Inc., and its wholly owned subsidiaries Green Investments Two Inc., 10529273 Canada Inc. and GFL Environmental Inc., all of which the Predecessor controlled.

GFL Environmental Holdings Inc. (new) (the "Successor") was formed on May 31, 2018 on the amalgamation of the Predecessor with Hulk Acquisitions Corp. (which was incorporated on April 18, 2018) under the laws of the Province of Ontario and was an investment holding company. Prior to its amalgamation with GFL Environmental Holdings Inc., Hulk Acquisitions Corp. did not have any assets or operations. On May 31, 2018, the Successor acquired control of the Predecessor.

GFL Environmental Inc. (“GFL” or the “Company”) was formed on March 5, 2020 under the laws of the Province of Ontario as a result of the amalgamation of GFL Environmental Inc. and its parent company GFL Environmental Holdings Inc. (new) (“Holdings”). The amalgamation was accounted for as a transaction between entities under common control and the net assets are recorded at historical cost retrospectively. Upon amalgamation, GFL became the financial reporting entity. Concurrently with the amalgamation, GFL completed an initial public offering of subordinate voting shares and tangible equity units (“TEUs”) (collectively, “the IPO”). GFL’s subordinate voting shares trade on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “GFL” and the TEUs trade on the New York Stock Exchange under the symbol “GFLU”.

GFL is in the business of providing non-hazardous solid waste management, infrastructure and soil remediation services and liquid waste management services. These services are provided through wholly owned subsidiaries of GFL and a network of facilities across Canada and in 27 states in the United States. GFL’s registered office is Suite 500, 100 New Park Place, Vaughan, ON, L4K 0H9.

The audited consolidated financial statements as at December 31, 2020, and December 31, 2019 and for the year ended December 31, 2020, the year ended December 31, 2019 and the period from June 1, 2018 to December 31, 2018, represent the consolidated financial information of the Successor. Prior to, and including, May 31, 2018, the audited consolidated financial statements include the accounts of the Predecessor. Due to the change in the basis of accounting resulting from the application of the acquisition method of accounting, the Predecessor’s audited consolidated financial statements and the Successor’s audited consolidated financial statements are not comparable.

These audited consolidated financial statements (the “Annual Financial Statements”) include the accounts of GFL and its subsidiaries as of December 31, 2020.

The Board of Directors approved these Annual Financial Statements on February 25, 2021.